Affiliated Companies and Variable Interest Entities	12 Months Ended
Mar. 31, 2013
Affiliated Companies and Variable Interest Entities

12. Affiliated companies and variable interest entities:

Investments in and transactions with affiliated companies -

Summarized financial information for affiliated companies accounted for by the equity method is shown below:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Current assets	¥9,112,895	¥9,634,769	$102,443
Noncurrent assets	6,914,208	8,495,078	90,325

Total assets	¥16,027,103	¥18,129,847	$192,768

Current liabilities	¥5,847,495	¥6,366,002	$67,687
Long-term liabilities and noncontrolling interests	4,032,045	4,541,328	48,286
Affiliated companies accounted for by the equity method shareholders’ equity	6,147,563	7,222,517	76,795

Total liabilities and shareholders’ equity	¥16,027,103	¥18,129,847	$192,768

Toyota’s share of affiliated companies accounted for by the equity method shareholders’ equity	¥1,914,129	¥2,102,584	$22,356

Number of affiliated companies accounted for by the equity method at end of period	57	56

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Net revenues	¥21,874,143	¥22,211,233	¥24,242,046	$257,757

Gross profit	¥2,342,706	¥2,297,660	¥2,620,892	$27,867

Net income attributable to affiliated companies accounted for by the equity method	¥641,771	¥554,983	¥705,249	$7,499

Equity in earnings of affiliated companies attributable to Toyota Motor Corporation	¥215,016	¥197,701	¥231,519	$2,461

Entities comprising a significant portion of Toyota’s investment in affiliated companies and percentage of ownership are presented below:

	Percentage of ownership
	March 31,
Name of affiliated companies	2012	2013
Denso Corporation	24.9%	24.9%
Toyota Industries Corporation	24.8%	24.8%
Aisin Seiki Co., Ltd.	23.4%	23.4%
Toyota Tsusho Corporation	22.1%	22.1%
Toyoda Gosei Co., Ltd.	43.1%	43.0%

Certain affiliated companies accounted for by the equity method with carrying amounts of ¥1,467,575 million and ¥1,582,988 million ($16,831 million) at March 31, 2012 and 2013, respectively, were quoted on various established markets at an aggregate value of ¥1,477,413 million and ¥1,954,347 million ($20,780 million), respectively. Toyota evaluated its investments in affiliated companies, considering the length of time and the extent to which the quoted market prices have been less than the carrying amounts, the financial condition and near-term prospects of the affiliated companies and Toyota’s ability and intent to retain those investments in the companies for a period of time. Toyota did not recognize any impairment loss for the years ended March 31, 2011, 2012 and 2013.

Account balances and transactions with affiliated companies are presented below:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2012	2013	2013
Trade accounts and notes receivable, and other receivables	¥283,497	¥252,708	$2,687
Accounts payable and other payables	707,955	592,027	6,295

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2011	2012	2013	2013
Net revenues	¥1,612,397	¥1,536,326	¥1,926,854	$20,488
Purchases	3,655,185	3,785,284	4,020,138	42,745

Dividends from affiliated companies accounted for by the equity method for the years ended March 31, 2011, 2012 and 2013 were ¥103,169 million, ¥122,950 million and ¥126,977 million ($1,350 million), respectively.

Toyota does not have any significant related party transactions other than transactions with affiliated companies in the ordinary course of business.

Variable Interest Entities -

Toyota enters into securitization transactions using special-purpose entities, that are considered variable interest entities (“VIEs”). Although the finance receivables and vehicles on operating leases related to securitization transactions have been legally sold to the VIEs, Toyota has both the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance and the obligation to absorb losses of the VIEs or the right to receive benefits from the VIEs that could potentially be significant to the VIEs. As a result, Toyota is considered the primary beneficiary of the VIEs and therefore consolidates the VIEs.

The consolidated securitization VIEs have ¥1,208,136 million in retail finance receivables, ¥65,541 million in restricted cash and ¥1,040,816 million in secured debt as of March 31, 2012 and have ¥1,135,513 million ($12,074 million) in retail finance receivables, ¥41,664 million ($443 million) in vehicles on operating leases, ¥58,770 million ($625 million) in restricted cash and ¥978,095 million ($10,400 million) in secured debt as of March 31, 2013. Risks to which Toyota is exposed including credit, interest rate, and/or prepayment risks are not incremental compared with the situation before Toyota enters into securitization transactions.

As for VIEs other than those specified above, neither the aggregate size of these VIEs nor Toyota’s involvements in these VIEs are material to Toyota’s consolidated financial statements.